GENERAL AND ADMINISTRATIVE EXPENSE (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Disclosure Of General And Administrative Expense [Abstract]
Employee compensation and benefits	$ 199	$ 171	$ 157
Management fees	168	175	182
Other	247	223	220
Total general and administrative expense	$ 614	$ 569	$ 559